Derivative instruments	12 Months Ended
Dec. 31, 2025
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative instruments
Note 10
Derivative instruments
Overview
Over-the-counter (OTC) derivative contracts are usually traded under a standardized International Swaps and Derivatives
Association (ISDA) master
agreement or other
recognized local industry-standard
master agreements between
UBS AG
and
its
counterparties.
Terms
are
negotiated
directly
with
counterparties
and
the
contracts
have
industry-standard
settlement
mechanisms
prescribed
by
ISDA
or
similar
industry-standard
solutions.
Other
OTC
derivatives
are
cleared
through clearing houses, in particular interest rate swaps with London Clearing House (LCH), where a settled-to-market method has been
generally adopted, under
which cash collateral
exchanged on a
daily basis is
considered to legally settle
the market value of
the derivatives. Regulators in various
jurisdictions have introduced rules
requiring the payment and
collection of
initial and
variation margins
on certain
OTC derivative
contracts, which
may have
a bearing
on price
and
other relevant terms.
Exchange-traded derivatives (ETD) are standardized in terms of their amounts and settlement dates, and are bought and
sold
on
regulated
exchanges.
Exchanges
offer
the
benefits
of
pricing
transparency,
standardized
daily
settlement
of
changes in value and, consequently, reduced credit risk.
Most of UBS
AG’s derivative
transactions relate
to sales
and market-making
activity. Sales
activities include
the structuring
and marketing of
derivative products to
customers to enable
them to take,
transfer, modify or
reduce current or
expected
risks. Market-making aims
to directly support
the facilitation and
execution of client
activity, and involves
quoting bid and
offer prices to other market participants with the
aim of generating revenues based on spread
and volume. UBS AG also
uses various derivative instruments for hedging purposes.
›
Refer to Notes 15 and 20 for more information about derivative instruments
›
Refer to Note 24 for more information about derivatives designated in hedge accounting relationships
Risks of derivative instruments
The derivative financial assets
shown on the balance
sheet can be an
important component of UBS AG’s
credit exposure;
however,
the
positive
replacement
values
related
to
a
respective
counterparty
are
rarely
an
adequate
reflection
of
UBS AG’s credit exposure in its
derivatives business with that
counterparty. This is generally
the case because, on
the one
hand, replacement values can increase over time (potential
future exposure), while, on the other hand, exposure may
be
mitigated by entering into master
netting agreements and bilateral collateral
arrangements. Both the exposure
measures
used internally
by UBS AG
to control
credit risk
and the
capital requirements
imposed by
regulators reflect
these additional
factors.
›
Refer to Note 21 for more information about derivative financial assets and liabilities after consideration of netting potential
permitted under enforceable netting arrangements
›
Refer to the “Risk management and control” section of this report for more information about the risks arising from derivative
instruments
Derivative instruments
31.12.25 31.12.24
USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts
1
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts
1
Interest rate 35.3 30.9 25,432.3 42.1 36.6 20,493.3
of which: forwards (OTC)
2 0.1 0.0 1,426.2 0.1 0.0 944.4
of which: swaps (OTC) 23.4 17.7 20,728.0 27.1 20.3 16,334.3
of which: options (OTC) 11.8 13.1 2,080.8 14.7 16.1 2,189.1
of which: futures (ETD) 938.0 827.5
Foreign exchange 48.7 49.9 8,157.5 101.1 94.6 7,484.9
of which: forwards (OTC) 18.7 18.2 3,144.2 36.9 32.3 2,268.3 of which: swaps (OTC)
23.8 25.4 3,994.5 55.5 53.5 4,060.5
of which: options (OTC) 6.2 6.3 1,004.0 8.6 8.7 1,145.2
Equity / index 50.8 62.6 1,789.0 36.9 42.7 1,458.1
of which: swaps (OTC) 6.1 12.5 469.3 5.9 8.2 352.8
of which: options (OTC) 7.6 12.9 405.4 4.4 8.3 226.1
of which: futures (ETD) 90.9 84.6
of which: options (ETD) 16.7 16.4 800.8 13.4 13.5 793.4
Credit derivatives 3.9 4.4 162.9 3.1 3.7 143.8
Commodities 9.2 8.0 250.0 2.6 2.2 172.5
Other
3
0.4 0.5 95.5 0.6 0.8 86.9
Total derivative instruments, based on netting under IFRS Accounting
Standards
4
148.3 156.3 35,887.1 186.4 180.7 29,839.6
1 In cases where derivative financial instruments are
presented on a net basis on the balance sheet, the
respective notional amounts of the netted derivative
financial instruments are still presented on a gross basis.
Includes notional amounts related to derivatives that are cleared through either a central counterparty or an exchange and settled on a daily basis.
The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any of the periods presented. Notional amounts of client-cleared ETD
and OTC transactions
through central clearing
counterparties are not disclosed,
as they have a
significantly different risk profile.
2 Includes certain forward
starting repurchase and
reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments.
3 Includes mainly derivative loan commitments measured at FVTPL, as well as
unsettled purchases and
sales of non-derivative
financial instruments for
which the changes
in the fair
value between trade
date and settlement
date are recognized
as derivative financial
instruments.
4 Derivative financial assets and
liabilities are presented net on
the balance sheet if UBS
has the unconditional and legally
enforceable right to offset the
recognized amounts, both in
the normal course of business
and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 21 for more information about netting arrangements.
On
a
notional
amount
basis,
approximately
44
%
of
OTC
interest
rate
contracts
held
as
of
31 December
2025
(31 December 2024: 55
%) mature within one
year,
34% (31 December 2024: 27
%) within one to five
years and
22%
(31 December 2024: 18%) after five years.
Notional amounts of interest rate contracts cleared through either a central counterparty or an exchange that are legally
settled or
economically net
settled on
a daily
basis are
presented under
Notional amounts
in the
table above
and are
categorized into
maturity buckets
on the
basis of
contractual maturities
of the
cleared underlying derivative
contracts.
Notional amounts related to interest
rate contracts increased by USD
4.9
trn compared with 31 December 2024,
mainly
reflecting higher business volumes in the Investment Bank.